Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

Note 11. Income Taxes

Due to net losses in 2015 and 2014, the Company had no material current, deferred, or total income tax expense in the years ended December 31, 2015 and 2014. A reconciliation of income tax expense with amounts determined by applying the statutory U.S. federal income tax rate to income before income taxes is as follows:

	Years Ended December 31,
	2015	2014
Tax on the loss before income tax expense computed at the federal statutory rate of 34%	$(5,408,551)	$(4,717,063)
State tax (benefit) at statutory rate, net of federal benefit	(928,107)	(13,020)
Change in Valuation Allowance	4,199,154	1,578,347
Change in research and development credits	(60,991)	316,311
Change in fair value of warrants	1,493,215	2,960,766
Other	705,280	(125,341)

Income tax expense	$—	$—

Effective income tax rate	—%	—%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows at December 31, 2015 and 2014:

	December 31,
	2015	2014
Non-Current Deferred Tax Assets:
Reserves and accruals	$287,850	$71,953
Net Operating Loss Carryforwards	26,174,912	22,125,807
Research and development credits	1,381,296	1,345,833
Intangible Assets	(74,113)	46,784
Fixed Assets	9,080	(10,505)

Total Non-Current Deferred Tax Assets	27,779,025	23,579,872

Valuation Allowance	(27,779,025)	(23,579,872)

Net Deferred Tax Assets	$—	$—

The Company has recorded a full valuation allowance against its net deferred tax assets as it believes that it is more likely than not that such assets will not be realized. The valuation allowance increased by $4,199,154 from December 31, 2014 to December 31, 2015 primarily due to the generation of current year net operating losses and research and development credits claimed.

As of December 31, 2015, the Company had $67,263,865 of federal and $56,650,176 of state net operating loss, respectively, available to offset future taxable income. The federal net operating loss carryforwards begins to expire in 2019 and the state net operating loss carryforwards will begin to expire in 2016, if not utilized. As of December 31, 2015, the Company also had $1,328,082 of federal and $977,574 of state research and development credit carryforwards, respectively. The federal research and development credit carryforward begins to expire in 2024 and the state research and development credit can be carried forward indefinitely.

In addition, the use of net operating loss and tax credit carryforwards may be limited under Section 382 of the Internal Revenue Code in certain situations where changes occur in the stock ownership of a company. In the event that the Company has had a change in ownership, utilization of the carryforwards could be restricted.

The following tables summarize the activities of gross unrecognized tax benefits:

	December 31,
	2015	2014
Beginning balance	673,247	—
Increase related to prior year tax positions	—	628,383
Decreases related to prior year tax positions	(13,207)	—
Increase related to Current year tax positions	31,657	44,864
Decreases related to current year tax positions	—	—

Ending Balance	$691,697	$673,247

The amount of unrecognized tax benefits that would impact the effective tax rate were approximately none and none as of December 31, 2015 and December 31, 2014, respectively. As of December 31, 2015, $691,697 of unrecognized tax benefits would be offset by a change in valuation allowance.

The Company files income tax returns in the U.S. federal jurisdiction and certain state jurisdictions. In the normal course of business, the Company is subject to examination by federal, state and local jurisdictions, where applicable. In the U.S federal jurisdiction, tax years 1999 forward remain open to examination, and in the state tax jurisdiction, years 2005 forward remain open to examination. The Company is currently not under audit by any federal, state or local jurisdiction.

During November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes, which simplifies the presentation of deferred income taxes. This ASU requires that deferred tax assets and liabilities be classified as non-current in a statement of financial position. The Company early adopted ASU 2015-17 effective December 31, 2015 on a retrospective basis. Adoption of this ASU resulted in a reclassification of the Company’s net current deferred tax asset to the net non-current deferred tax asset in the Company’s Consolidated Balance Sheets as of December 31, 2015 and December 31, 2014.

The Protecting Americans from Tax Hikes (PATH) Act (“Act”) (H.R 2029) was signed into law on December 18, 2015. The Act contains a number of provisions including, most notably, permanent extension of the United States federal research tax credit. The Act did not have a material impact on the Company’s effective tax rate for fiscal 2015 due to the effect of the valuation allowance on the Company’s deferred tax assets.

The Company uses the “more likely than not” criterion for recognizing the tax benefit of uncertain tax positions and to establish measurement criteria for income tax benefits. The Company has determined it has no material unrecognized assets or liabilities related to uncertain tax positions as of December 31, 2015. The Company does not anticipate any significant changes in such uncertainties and judgments during the next 12 months. In the event the Company should need to recognize interest and penalties related to unrecognized tax liabilities, this amount will be recorded as a component of other expense.